PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Amounts due from third parties	$ 4,050,954	$ 5,690,605
Prepaid film costs on behalf of other investors	7,491,375	6,370,486
Prepaid film costs	2,844,172	1,319,074
Deposits paid for acquisition of property and equipment	248,975	2,478,320
Rental deposits and prepaid rental expenses	3,221,226	2,667,121
Loans and interest receivable from producers of TV series and films	2,515,208	1,811,278
Promotion and print costs paid on behalf of film producers	744,561	2,264,984
Advances to employees	733,430	849,191
Prepaid advertising expenses	770,760	1,122,180
Prepaid business tax	90,468	447,514
Interests receivable	52,034	171,861
Prepayment for an investment		1,200,000
Deposit for acquisition		317,768
Other prepaid expenses	566,099	624,966
Total	$ 23,329,262	$ 27,335,348
Baichuan
Acquisition of the remaining equity interest
Remaining equity interest acquired (as a percent)	10.00%